UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22026
                                                     ---------

                           The Gabelli SRI Fund, Inc.
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI SRI FUND, INC.

                            THIRD QUARTER REPORT (a)
                               DECEMBER 31, 2007





TO OUR SHAREHOLDERS,

      During the quarter ended December 31, 2007, The Gabelli SRI Fund (the "Fund") was down (6.61)%, while the Standard & Poor's ("S&P") 500 Index declined (3.33)%.

      Enclosed is the investment portfolio as of December 31, 2007.


COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------
    AVERAGE ANNUAL RETURNS FROM INCEPTION (JUNE 1, 2007) THROUGH DECEMBER 31, 2007 (A)(B)
    -------------------------------------------------------------------------------------
                                                                                     Since
                                                                    Six            Inception
                                                   Quarter         Months          (6/1/07)
                                                   -------         ------          --------
  GABELLI SRI FUND CLASS AAA ...................   (6.61)%         (7.55)%          (8.57)%
  S&P 500 Index ................................   (3.33)          (1.37)           (3.01)
  Class A ......................................   (6.67)          (7.61)           (8.72)
                                                  (12.03)(c)      (12.93)(c)       (13.97)(c)
  Class C ......................................   (6.87)          (7.91)           (9.01)
                                                   (7.80)(d)       (8.83)(d)        (9.92)(d)
  Class I ......................................   (6.61)          (7.46)           (8.48)

  IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, C, AND I SHARES ARE 2.55%, 2.55%, 3.30%, AND 2.30%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2008 ARE 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND
  I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.
  (a) THE FUND'S FISCAL YEAR ENDS MARCH 31.
  (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE PERIOD OF 1% OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                           MARKET
     SHARES                                                 VALUE
     ------                                                ------
             COMMON STOCKS -- 87.1%
             AGRICULTURE -- 3.4%
      1,200  Archer-Daniels-Midland Co. .................$   55,716
                                                         ----------
             AUTOMOTIVE -- 2.3%
      1,500  General Motors Corp. .......................    37,335
                                                         ----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.1%
      1,000  Midas Inc.+ ................................    14,660
      1,200  Modine Manufacturing Co. ...................    19,812
                                                         ----------
                                                             34,472
                                                         ----------
             BROADCASTING -- 6.4%
      1,000  Beasley Broadcast Group Inc., Cl. A ........     5,200
      1,200  CBS Corp., Cl. A ...........................    32,100
        400  Gray Television Inc. .......................     3,208
        400  Liberty Media Corp. - Capital, Cl. A+ ......    46,596
      1,500  Lin TV Corp., Cl. A+ .......................    18,255
                                                         ----------
                                                            105,359
                                                         ----------
             BUSINESS SERVICES -- 1.5%
      1,200  Intermec Inc.+ .............................    24,372
                                                         ----------
             CABLE AND SATELLITE -- 5.3%
      2,000  Cablevision Systems Corp., Cl. A+ ..........    49,000
      1,600  The DIRECTV Group Inc.+ ....................    36,992
                                                         ----------
                                                             85,992
                                                         ----------
             CONSUMER PRODUCTS -- 1.8%
        400  Procter & Gamble Co. .......................    29,368
                                                         ----------
             DIVERSIFIED INDUSTRIAL -- 1.3%
        500  Crane Co. ..................................    21,450
                                                         ----------
             ENERGY AND UTILITIES -- 7.2%
     12,000  Aquila Inc.+ ...............................    44,760
        500  National Fuel Gas Co. ......................    23,340
        800  Rowan Companies Inc. .......................    31,568
        700  Westar Energy Inc. .........................    18,158
                                                         ----------
                                                            117,826
                                                         ----------
             ENTERTAINMENT -- 3.0%
      1,000  Grupo Televisa SA, ADR .....................    23,770
      1,500  Time Warner Inc. ...........................    24,765
                                                         ----------
                                                             48,535
                                                         ----------
             ENVIRONMENTAL SERVICES -- 2.0%
      1,000  Waste Management Inc. ......................    32,670
                                                         ----------
             EQUIPMENT AND SUPPLIES -- 1.8%
        300  CIRCOR International Inc. ..................    13,908
      1,500  Gerber Scientific Inc.+ ....................    16,200
                                                         ----------
                                                             30,108
                                                         ----------
             FINANCIAL SERVICES -- 9.2%
      1,200  American Express Co. .......................    62,424
      1,200  Citigroup Inc. .............................    35,328
        800  Sterling Bancorp ...........................    10,912
      1,600  SWS Group Inc. .............................    20,272
      1,000  The Blackstone Group LP ....................    22,130
                                                         ----------
                                                            151,066
                                                         ----------

                                                           MARKET
     SHARES                                                 VALUE
     ------                                                ------
             FOOD AND BEVERAGE -- 11.5%
        800  Cadbury Schweppes plc, ADR .................$   39,496
        700  Campbell Soup Co. ..........................    25,011
        700  General Mills Inc. .........................    39,900
        500  Groupe Danone, ADR .........................     9,025
        700  The Coca-Cola Co. ..........................    42,959
        800  The Hershey Co. ............................    31,520
                                                         ----------
                                                            187,911
                                                         ----------
             HEALTH CARE -- 5.8%
      1,400  Advanced Medical Optics Inc.+ ..............    34,342
      1,000  Alpharma Inc., Cl. A+ ......................    20,150
        200  AngioDynamics Inc.+ ........................     3,808
      1,200  Lifecore Biomedical Inc.+ ..................    17,340
        300  Zimmer Holdings Inc.+ ......................    19,845
                                                         ----------
                                                             95,485
                                                         ----------
             HOTELS AND GAMING -- 2.0%
        800  Gaylord Entertainment Co.+ .................    32,376
                                                         ----------
             MACHINERY -- 1.4%
        500  Donaldson Co. Inc. .........................    23,190
                                                         ----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.5%
        300  Skyline Corp. ..............................     8,805
                                                         ----------
             PUBLISHING -- 2.0%
      1,000  Lee Enterprises Inc. .......................    14,650
        400  The E.W. Scripps Co., Cl. A ................    18,004
                                                         ----------
                                                             32,654
                                                         ----------
             RETAIL -- 3.5%
        800  CVS Caremark Corp. .........................    31,800
        800  The Great Atlantic &
               Pacific Tea Co. Inc.+ ....................    25,064
                                                         ----------
                                                             56,864
                                                         ----------
             SPECIALTY CHEMICALS -- 3.0%
        500  International Flavors &
               Fragrances Inc. ..........................    24,065
        400  Sensient Technologies Corp. ................    11,312
      1,000  Zep Inc.+ ..................................    13,870
                                                         ----------
                                                             49,247
                                                         ----------
             TELECOMMUNICATIONS -- 5.3%
        700  CenturyTel Inc. ............................    29,022
      2,000  Sprint Nextel Corp. ........................    26,260
        500  Telephone & Data Systems Inc. ..............    31,300
                                                         ----------
                                                             86,582
                                                         ----------
             TRANSPORTATION -- 2.2%
      1,000  GATX Corp. .................................    36,680
                                                         ----------
             WIRELESS COMMUNICATIONS -- 2.6%
        500  United States Cellular Corp.+ ..............    42,050
                                                         ----------
             TOTAL COMMON STOCKS ........................ 1,426,113
                                                         ----------
    PRINCIPAL
     AMOUNT
     ------
             U.S. GOVERNMENT OBLIGATIONS -- 12.9%
   $212,000  U.S. Treasury Bills,
               3.188%++, 03/27/08 .......................   210,413
                                                         ----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $1,739,897) .........................$1,636,526
                                                         ==========
             Aggregate book cost ........................$1,739,897
                                                         ==========
             Gross unrealized appreciation ..............$   35,495
             Gross unrealized depreciation ..............  (138,866)
                                                         ----------
             Net unrealized appreciation
               (depreciation) ...........................$ (103,371)
                                                         ==========
------------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt


               See accompanying notes to schedule of investments.

THE GABELLI SRI FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Clarence A. Davis
CHAIRMAN AND CHIEF                                  CHIEF EXECUTIVE OFFICER,
EXECUTIVE OFFICER,                                  NESTOR, INC.
GAMCO INVESTORS, INC.

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN, BALMAC
AND CHIEF FINANCIAL OFFICER                         INTERNATIONAL, INC.
KEYSPAN CORP.

                                    OFFICERS

Bruce N. Alpert                                     Agnes Mullady
PRESIDENT                                           TREASURER

James E. McKee                                      Peter D. Goldstein
SECRETARY                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                        Mellon Trust of New England, N.A.

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1794Q407SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                          THE
                                          GABELLI
                                          SRI
                                          FUND, INC.



                                                            THIRD QUARTER REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli SRI Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  02/29/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date  02/29/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date  02/29/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.